Consolidated Balance Sheets - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 304,300,000	$ 195,000,000.0
Accounts receivable	75,900,000	18,700,000
Inventories	60,200,000	14,200,000
Prepaid expenses and other	33,900,000	17,600,000
Net investment in lease (note 7)	10,700,000	35,200,000
Acquisition related assets	99,300,000	0
Total current assets	584,300,000	280,700,000
Property, plant and equipment (note 8)	6,974,700,000	5,707,700,000
Right-of-use asset (note 9)	841,200,000	957,200,000
Net investment in lease (note 7)	418,600,000	723,600,000
Goodwill (note 10)	75,300,000	75,300,000
Deferred tax assets (note 16)	19,300,000	0
Other assets (note 11)	375,700,000	172,500,000
Total assets	9,289,100,000	7,917,000,000.0
Current liabilities:
Accounts payable and accrued liabilities (note 20(a))	134,100,000	83,400,000
Deferred revenue	28,200,000	20,300,000
Income tax payable (note 16)	110,400,000	0
Long-term debt - current (note 12)	332,100,000	363,700,000
Operating lease liabilities - current (note 13)	160,900,000	159,700,000
Other financing arrangements - current (note 14)	64,100,000	134,600,000
Other liabilities - current (note 15)	24,800,000	7,800,000
Total current liabilities	854,600,000	769,500,000
Long-term debt (note 12)	3,234,000,000.0	2,696,900,000
Operating lease liabilities (note 13)	669,300,000	782,600,000
Other financing arrangements (note 14)	801,700,000	373,900,000
Derivative instruments (note 22(c))	63,000,000.0	50,200,000
Other liabilities (note 15)	40,900,000	11,200,000
Total liabilities	5,663,500,000	4,684,300,000
Share capital (note 17):
Preferred shares; $0.01 par value; 150,000,000 shares authorized (2019 – 150,000,000); 33,335,570 shares issued and outstanding (2019 – 33,335,570)	0	0
Common shares, $0.01 par value; 400,000,000 shares authorized (2019 - 400,000,000); 246,031,989 shares issued and outstanding (2019 - 215,675,599), 727,351 shares held in treasury (2019 – 37,778)	2,400,000	2,100,000
Additional paid in capital	3,842,700,000	3,452,900,000
Deficit	(199,200,000)	(200,700,000)
Accumulated other comprehensive loss	(20,300,000)	(21,600,000)
Total shareholders' equity	3,625,600,000	3,232,700,000
Total liabilities and shareholders' equity	9,289,100,000	7,917,000,000.0
Commitments and contingencies (note 21)